Other Financial Assets And Liabilities - Effect of Derivatives on Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Amount of Gains (Losses) Recognized in Income on Derivative	$ (22)	$ (17)	$ 6